September 13, 2006

VIA EDGAR

Securities and Exchange Commission

100 F Street N.E.

Washington, D.C. 20549

Re:	Separate Account VA J

File No. 811-10413, CIK 0001114804

Rule 30b2-1 Filing

Commissioners:

As required by Rule 30d-2 under the Investment Company Act of 1940, as amended (the “Act”), Separate Account VA J, a unit investment trust registered under the Act, recently mailed to its contract owners the semi/annual reports for the following underlying management investment companies: AEGON/Transamerica Series Trust; AIM Variable Insurance Funds; Columbia Funds Variable Insurance Trust I, Dreyfus Stock Index Fund, Inc.; Dreyfus Variable Investment Fund; MFS® Variable Insurance Trust; Oppenheimer Variable Account Funds; and Fidelity Variable Insurance Products Fund. This filing constitutes the filing of those reports as required by Rule 30b2-1 under the Act.

Pursuant to Rule 30d-1 under the Act:

•	On August 29, 2006, AEGON/Transamerica Series Trust, filed its semi/annual report with the Commission via EDGAR (CIK: 0000778207);

•	On August 25, 2006, AIM Variable Insurance Funds filed its semi-annual report with the Commission via EDGAR (CIK: 0000896435);

•	On September 7, 2006, Columbia Funds Variable Insurance Trust I filed its semi-annual report with the Commission via EDGAR (CIK: 0001049787);

•	On August 17, 2006, Dreyfus Stock Index Fund, Inc. filed its semi/annual report with the Commission via EDGAR (CIK: 0000846800);

•	On August 17, 2006, Dreyfus Variable Investment Fund filed its semi/annual report with the Commission via EDGAR (CIK: 0000813383);

Securities and Exchange Commission

September 13, 2006

•	On August 29, 2006, the MFS® Variable Insurance Trust filed its semi/annual report with the Commission via EDGAR (CIK: 0000918571);

•	On August 25, 2006, Oppenheimer Variable Account Funds filed its semi/annual report with the Commission via EDGAR (CIK: 0000752737);

•	On August 25, 28 and 29, 2006, Fidelity Variable Insurance Products Fund filed its semi/annual report with the Commission via EDGAR (CIK: 0000356494, 0000831016, 0000927384).

To the extent necessary, these filings are incorporated herein by reference.

Very truly yours,

/s/ Darin D. Smith
Darin D. Smith, Vice President Transamerica Life Insurance Company